RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of compensation paid for services
	Years ended December 31,
Service or Item	2025	2024
Directors’ fees	$323	$305
Salaries and consultants’ fees	4,232	1,715
Share-based payments (non-cash)	1,838	1,708
Total	$6,393	$3,728